Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share
16.	Loss Per Share
Basic net loss per share of Class A Common Stock is computed by dividing net income attributable to Definitive Healthcare Corp. by the weighted-average number of shares of Class A Common Stock outstanding during the period, excluding unvested equity awards and subsidiary member units not exchanged. Diluted earnings per share of Class A Common Stock is calculated by dividing net income attributable to Definitive Healthcare Corp, adjusted for the assumed exchange of all potentially dilutive securities by the weighted-average number of shares of Class A Common Stock outstanding.
Prior to the IPO, the Definitive OpCo membership structure included Class A and Class B member units. The Company analyzed the calculation of earnings per unit for periods prior to the IPO and determined that it resulted in values that would not be meaningful to the users of these unaudited consolidated financial statements. Therefore, earnings per share information has not been presented for the nine months ended September 30, 2020.
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted net loss per share of Class A Common Stock for the nine-months ended September 30, 2021. The basic and diluted earnings per share for the nine-months ended September 30, 2021 reflects only the period from September 15, 2021 to September 30, 2021, which represents the period wherein the Company had outstanding Class A Common Stock.

(in thousands)	Nine Months Ended September 30, 2021
Numerator:
Net loss	$(46,493)
Less: Net loss attributable to Definitive OpCo before Reorganization Transactions	(33,343)
Less: Net loss attributable to noncontrolling interests	(5,172)

Net loss attributable to Definitive Healthcare Corp.	$(7,978)

The following table sets forth the computation of basic and diluted net loss per share of Class A Common Stock (per share amounts unaudited):

(in thousands, except number of shares and per share amounts)	Nine Months Ended September 30, 2021
Basic net loss per share attributable to common stockholders
Numerator:
Allocation of net loss attributable to Definitive Healthcare Corp.	$(7,978)
Weighted average number of shares of Class A outstanding	88,263,333

Net loss per share, basic and diluted	$(0.09)

Shares of the Company’s Class B Common Stock do not participate in the earnings or losses of Definitive Healthcare Corp. and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B Common Stock under the two-class
method has not been presented.
The following table presents potentially dilutive securities excluded from the computation of diluted net loss per share for the period presented because their effect would have been anti-dilutive:

Nine Months Ended September 30, 2021
Definitive OpCo Units	57,192,893

16.	Net Loss per Unit
The following table presents the calculation of basic and diluted net income/(loss) per unit (“EPU”) for the Company’s common units:

	Successor Company
	Year Ended December 31, 2020	Period from July 16, 2019 to December 31, 2019
Net loss	$(51,157)	$(49,266)
Weighted-average units used to compute basic and diluted net loss per unit	127,682,376	126,794,329

Net loss per unit, basic and diluted	$(0.40)	$(0.39)

The Company has issued potentially dilutive instruments in the form of Class B Profit Interest Units granted to the Company’s employees. As of December 31, 2020, there were 474,920 vested Class B Profit Interest Units. The Company’s LLC operating agreement precludes Class B members from participating in distributions until Class A members’ capital contributions have been recovered and until performance hurdle rates have been exceeded. The Company does not include any of these instruments in its calculation of diluted loss per unit during the period from July 16, 2019 to December 31, 2019 (Successor) and for the year ended December 31, 2020 (Successor) because to include them would be anti-dilutive due to the Company’s net loss during the period.